CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
Concentration Risk [Line Items]
Schedules of concentration of customers

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Customer A	943,084	1,564,436	2,214,262
Customer B	*	403,287	794,685
* Less than 10%
Accounts receivable
Concentration Risk [Line Items]
Schedules of concentration of customers

	As of December 31,
	2019	2020
	RMB	RMB
Customer C	*	107,153
Customer D	*	48,172
Customer E	*	45,525
Customer F	9,275	*
Customer G	7,517	*
Customer H	6,073	*
* Less than 10%